Income and other taxes - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 08, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets		$ 172,954	$ 135,905
Income taxes paid		50,000	12,000
Canada | Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets		423,000
Fekola SA | Non-participating Share Capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to priority dividend		$ 18,000	$ 2,000
Priority dividend rate to non-controlling interest	10.00%	10.00%